Document and Entity Information	Jul. 02, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	Alight, Inc. / Delaware
Amendment Flag	true
Entity Central Index Key	0001809104
Document Type	8-K/A
Document Period End Date	Jul. 02, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-39299
Entity Tax Identification Number	86-1849232
Entity Address, Address Line One	4 Overlook Point
Entity Address, City or Town	Lincolnshire
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60069
City Area Code	(224)
Local Phone Number	737-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 to the Form 8-K (the “Form 8-K”) originally filed by Alight, Inc. (the “Company”) on July 12, 2021 is being filed solely for the purpose of amending the historical financial statements provided under Item 9.01(a) in the Form 8-K to include the condensed consolidated financial statements of Tempo Holding Company, LLC (“Tempo”) for the quarterly and year to date periods ended June 30, 2021 and the related Management’s Discussion and Analysis of Financial Condition and Results of Operations of Tempo. This Amendment No. 1 does not amend any other item of the Form 8-K or purport to provide an update or a discussion of any developments at the Company subsequent to the filing date of the Form 8-K.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	ALIT
Security Exchange Name	NYSE
Units Each Consisting Of One Share Of Class Common Stock And One Third Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase one share of Class A Common Stock
Trading Symbol	ALIT.WS
Security Exchange Name	NYSE